Leases - Schedule of Maturities of Operating Lease Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019
Leases [Abstract]
2020	$ 1,064
2021	509
2022	216
2023	160
2024	159
2025 and beyond	716
Total future minimum lease payments	2,824
Less imputed interest	(370)
Total operating lease liabilities	$ 2,454	$ 3,155